Accounts receivable - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts receivable	$ 4,939	$ 5,281
Unbilled revenue
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable balances	$ 80,295	$ 79,742